10. OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Other Liabilities, Current [Abstract]
10. OTHER CURRENT LIABILITIES

NOTE 10. OTHER CURRENT LIABILITIES

Other current liabilities were $27,160 and $0 as of December 31, 2014 and December 31, 2013, respectively.  In December 2014, the Company was notified by the IRS that penalties would apply to past due payroll tax liabilities related to the stock-based compensation awarded during the years ended December 31, 2011 and 2012, for which the Company did not report or withhold payroll taxes.  Based on the notice received from the IRS, the Company accrued $27,160 in penalties.